Retirement Benefits (Net Periodic Pension Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	352	349	344
Expected return on plan assets	(364)	(421)	(390)
Amortization of unrecognized net loss	130	260	189
Amortization of unrecognized prior service cost	0	0	0
Settlement/curtailment loss (gain)	0	0	8
Net periodic pension cost	118	188	151
Non U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	11	10	17
Interest cost	70	75	72
Expected return on plan assets	(79)	(78)	(77)
Amortization of unrecognized net loss	15	22	17
Amortization of unrecognized prior service cost	(6)	(3)	(9)
Settlement/curtailment loss (gain)	0	0	(9)
Net periodic pension cost	11	26	11
Postretirement Health Care Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	3	4
Interest cost	11	16	22
Expected return on plan assets	(10)	(12)	(16)
Amortization of unrecognized net loss	14	12	10
Amortization of unrecognized prior service cost	(43)	(16)	0
Settlement/curtailment loss (gain)	0	0	0
Net periodic pension cost	$ (26)	$ 3	$ 20